Summary of significant accounting policies (Tables)	3 Months Ended
Jun. 30, 2015
Summary Of Significant Accounting Policies Tables
Common stock equivalents
	June 30, 2015	June 30, 2014
Options	160,000	—
Warrants	324,650	—
Restricted stock	546,886	623,855
Totals	1,031,536	623,855